Summary of Significant Accounting Policies - Estimated Amortization Expenses (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
2021	$ 1,157
2022	1,052
2023	586
2024	128
2025 and thereafter	18
Total	$ 2,941